Document And Entity Information	Feb. 22, 2024
Document Information [Line Items]
Entity, Registrant Name	HOVNANIAN ENTERPRISES, INC.
Document, Type	8-K
Document, Period End Date	Feb. 22, 2024
Entity, Incorporation, State or Country Code	DE
Entity, File Number	1-8551
Entity, Tax Identification Number	22-1851059
Entity, Address, Address Line One	90 Matawan Road, Fifth Floor
Entity, Address, City or Town	Matawan
Entity, Address, State or Province	NJ
Entity, Address, Postal Zip Code	07747
City Area Code	732
Local Phone Number	747-7800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000357294
Class A Common Stock 001 Par Value Per Share Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Common Stock $0.01 par value per share
Trading Symbol	HOV
Security Exchange Name	NYSE
Preferred Stock Purchase Rights1 Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Preferred Stock Purchase Rights (1)
No Trading Symbol Flag	true
Security Exchange Name	NYSE
Depositary Shares Each Representing 11000th Of A Share Of 7625 Series A Preferred Stock Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares each representing 1/1,000th of a share of 7.625% Series A Preferred Stock
Trading Symbol	HOVNP
Security Exchange Name	NASDAQ